Shareholder Report	12 Months Ended
Jan. 31, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Massachusetts Municipal Trust
Entity Central Index Key	0000357057
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Fidelity Massachusetts Municipal Money Market Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Massachusetts Municipal Money Market Fund
Class Name	Fidelity® Massachusetts Municipal Money Market Fund
Trading Symbol	FAUXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Massachusetts Municipal Money Market Fund for the period February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Massachusetts Municipal Money Market Fund	$ 42	0.42%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.42%
Net Assets	$ 3,324,684,190
Holdings Count | shares	267
Advisory Fees Paid, Amount	$ 6,713,460
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$3,324,684,190
Number of Holdings	267
Total Advisory Fee	$6,713,460

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 72.1 8-30 1.6 31-60 8.5 61-90 0.6 91-180 9.0 >180 6.2 Variable Rate Demand Notes (VRDNs) 36.7 Tender Option Bond 25.5 Municipal Securities 21.7 Commercial Paper 3.1 Net Other Assets (Liabilities) 13.0 ASSET ALLOCATION (% of Fund's net assets) Variable Rate Demand Notes (VRDNs) - 36.7 Tender Option Bond - 25.5 Municipal Securities - 21.7 Commercial Paper - 3.1 Net Other Assets (Liabilities) - 13.0
Fidelity Massachusetts Municipal Money Market Fund - Premium Class
Shareholder Report [Line Items]
Fund Name	Fidelity® Massachusetts Municipal Money Market Fund
Class Name	Fidelity® Massachusetts Municipal Money Market Fund Premium Class
Trading Symbol	FMSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Massachusetts Municipal Money Market Fund for the period February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premium Class	$ 30	0.30%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.30%
Net Assets	$ 3,324,684,190
Holdings Count | shares	267
Advisory Fees Paid, Amount	$ 6,713,460
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$3,324,684,190
Number of Holdings	267
Total Advisory Fee	$6,713,460

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 72.1 8-30 1.6 31-60 8.5 61-90 0.6 91-180 9.0 >180 6.2 Variable Rate Demand Notes (VRDNs) 36.7 Tender Option Bond 25.5 Municipal Securities 21.7 Commercial Paper 3.1 Net Other Assets (Liabilities) 13.0 ASSET ALLOCATION (% of Fund's net assets) Variable Rate Demand Notes (VRDNs) - 36.7 Tender Option Bond - 25.5 Municipal Securities - 21.7 Commercial Paper - 3.1 Net Other Assets (Liabilities) - 13.0
Fidelity Massachusetts Municipal Money Market Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Fidelity® Massachusetts Municipal Money Market Fund
Class Name	Fidelity® Massachusetts Municipal Money Market Fund Institutional Class
Trading Symbol	FMAXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Massachusetts Municipal Money Market Fund for the period February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
Net Assets	$ 3,324,684,190
Holdings Count | shares	267
Advisory Fees Paid, Amount	$ 6,713,460
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$3,324,684,190
Number of Holdings	267
Total Advisory Fee	$6,713,460

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 72.1 8-30 1.6 31-60 8.5 61-90 0.6 91-180 9.0 >180 6.2 Variable Rate Demand Notes (VRDNs) 36.7 Tender Option Bond 25.5 Municipal Securities 21.7 Commercial Paper 3.1 Net Other Assets (Liabilities) 13.0 ASSET ALLOCATION (% of Fund's net assets) Variable Rate Demand Notes (VRDNs) - 36.7 Tender Option Bond - 25.5 Municipal Securities - 21.7 Commercial Paper - 3.1 Net Other Assets (Liabilities) - 13.0
Fidelity Massachusetts Municipal Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Massachusetts Municipal Income Fund
Class Name	Fidelity® Massachusetts Municipal Income Fund
Trading Symbol	FDMMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Massachusetts Municipal Income Fund for the period February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Massachusetts Municipal Income Fund	$ 45	0.44%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a strong gain for the 12 months ending January 31, 2026, bolstered by a second-half rally driven by three policy interest-rate cuts by the Federal Reserve since September, moderating muni supply and firming investor demand.
•Against this backdrop, the fund's overweight in Massachusetts Educational Financing Authority student loan bonds contributed to performance versus the Bloomberg Massachusetts Enhanced Municipal Linked 08/01/2018 Index for the fiscal year, helped by falling yields for these shorter-term securities.
•The fund's "carry" advantage, meaning that its holdings produced more income than the index the past 12 months, modestly contributed as well.
•In contrast, an overweight in bonds issued by Southcoast Health detracted from relative performance, partly because longer-term bonds broadly lagged the state-specific index, as rising yields and heavy new-issue supply weighed on their returns this period.
•Pricing factors modestly crimped the relative result as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in estimating the prices of municipal securities, most of which trade infrequently.
•During the year, the portfolio management team added exposure to lower-coupon bonds at a discount to par when they felt appropriate opportunities arose.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE January 31, 2016 through January 31, 2026. Initial investment of $10,000. Fidelity® Massachusetts Municipal Income Fund $10,000 $9,908 $10,280 $10,501 $11,384 $11,744 $11,534 $11,045 $11,379 $11,582 $12,112 Bloomberg Massachusetts Enhanced Municipal Linked Index $10,000 $9,921 $10,271 $10,598 $11,488 $11,933 $11,655 $11,270 $11,533 $11,739 $12,287 Bloomberg Municipal Bond Index $10,000 $9,972 $10,323 $10,660 $11,582 $12,047 $11,820 $11,435 $11,767 $12,012 $12,577 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Massachusetts Municipal Income Fund 4.58% 0.62% 1.93% Bloomberg Massachusetts Enhanced Municipal Linked Index 4.67% 0.59% 2.08% Bloomberg Municipal Bond Index 4.70% 0.86% 2.32% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 1,795,950,392
Holdings Count | shares	457
Advisory Fees Paid, Amount	$ 7,507,781
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$1,795,950,392
Number of Holdings	457
Total Advisory Fee	$7,507,781
Portfolio Turnover	16%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 33.4 Special Tax 13.4 Education 13.1 Transportation 11.4 Health Care 9.8 Water & Sewer 5.3 Others(Individually Less Than 5%) 5.5 91.9 AAA 10.0 AA 64.1 A 4.4 BBB 11.0 BB 0.6 Not Rated 1.8 Short-Term Investments and Net Other Assets (Liabilities) 8.1 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 10.0 AA - 64.1 A - 4.4 BBB - 11.0 BB - 0.6 Not Rated - 1.8 Short-Term Investments and Net Other Assets (Liabilities) - 8.1 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.